Condensed Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Cash and due from banks	$ 4,498	$ 4,486	$ 4,553
Interest-bearing deposits	41,949	39,772	27,934
Cash and cash equivalents	46,447	44,258	32,487
Interest-bearing time deposits	1,941	3,435	4,827
Securities available for sale	50,857	43,931	43,175
Loans held for sale	3,651	633	1,770
Loans, less allowance for loan losses	194,217	198,110	221,607
Foreclosed assets, net	11,078	9,265	3,008
Real estate held for investment			4,318
Prepaid FDIC assessment		490	1,506
Federal Home Loan Bank stock	1,895	5,398	5,398
Premises and equipment, net	14,871	15,121	15,535
Cash value of life insurance	6,362	6,182	5,938
Interest receivable and other assets	2,859	2,163	7,527
Total assets	334,178	328,986	347,096
LIABILITIES AND SHAREHOLDERS' EQUITY
Deposits	307,430	301,101	309,080
Federal Home Loan Bank advances	13,000	13,000	13,000
Other borrowings	1,300	1,300	1,500
Subordinated debentures	3,609	3,609	3,609
Interest payable and other liabilities	3,354	2,726	2,152
Total liabilities	328,693	321,736	329,341
Commitments and contingencies
Shareholders' equity
Common stock - no par value, 5,000,000 shares authorized; 1,245,267 shares issued and outstanding
Preferred stock - $1.00 par value, 1,000,000 shares authorized; 7,319 shares issued and outstanding	7	7	7
Paid-in capital	12,097	12,033	11,954
Retained earnings (accumulated deficit)	(7,326)	(5,407)	6,046
Accumulated other comprehensive income (loss)	707	617	(252)
Total shareholders' equity	5,485	7,250	17,755
Total liabilities and shareholders' equity	$ 334,178	$ 328,986	$ 347,096